Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Change in Accounting Estimate [Line Items]
Percentage of salvage value	0.00%
Allocated to remaining performance (in Dollars)	$ 4,499	$ 20,445
Allowance for credit loss (in Dollars)	38,202	10,676	$ 6,030
Grants received (in Dollars)			$ 24,486
Threshold percentage	5.00%
Percentage of income tax refund	5.00%
Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	5.00%
Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	10.00%
Revenue from design and fit out services [Member] | Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	20.00%
Revenue from design and fit out services [Member] | Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	40.00%
Revenue from design only services [Member] | Minimum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	20.00%
Revenue from design only services [Member] | Maximum [Member]
Change in Accounting Estimate [Line Items]
Revenue percentage	40.00%